Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Diluted Weighted Average Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	2,640,430	79,477	79,477
IPO Warrants and Additional Warrants [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	71,890	71,890	71,890
Series A Warrants [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	2,541,689
Series B Warrants [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	19,264
Underwriter warrants [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	6,723	6,723	6,723
Other warrants [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	864	864	864